Other Gains, Net (Details) - Schedule of Other Gains, Net ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2024 CNY (¥)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)		Mar. 31, 2022 CNY (¥)
Schedule of Other Gains, Net [Abstract]
Gain from the re-measurement of the previously held equity interests to the fair value in the step acquisitions							¥ 127
Foreign exchange losses, net		1,089			2,679		5,322
Loss on disposal of other debts		(1,425)
Reimbursement from a depositary bank	[1]						1,482
Investment (loss)/gain		1,820		$ 252	(178)		(622)
Gain on disposal of a subsidiary		49	[2]	7	3,597	[2]		[2]
Discount on the ordinary shares issued by public offering		(5,943)		$ (823)
Others		416			(939)		(289)
Total		¥ (3,994)			¥ 5,159		¥ 6,020

[1]	The Company received a reimbursement of US$0.2 million (equivalent to RMB1.5 million), Nil and Nil from the depository for the establishment and maintenance of the ADS program for the years ended March 31, 2022, 2023 and 2024 respectively.
[2]	In August 2022, the Company disposed a subsidiary to a third-party investor and recognized an investment gain of RMB 3.6 million. In November 2023, the Company disposed a subsidiary and recognized an investment gain of RMB 0.05 million.